Supplemental Oil And Natural Gas Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Oil And Natural Gas Disclosures Unaudited [Abstract]
Estimated Quantities Of Proved Reserves

	Oil (MBbls)	Gas (MMcf)	NGL’s (MBbls)	BOE (MBbls)
Total Proved Reserves:
Balance at December 31, 2013	32,517	132,265	5,735	60,296
Production	(3,770)	(14,449)	(537)	(6,715)
Purchases in place	610	327	—	665
Discoveries and extensions	13,281	28,822	4,119	22,204
Sales of reserves in place	(6,298)	(35,857)	(949)	(13,223)
Revisions of previous quantity estimates and other	(4,996)	(7,960)	20	(6,304)

Balance at December 31, 2014	31,344	103,148	8,388	56,923
Production	(4,203)	(11,900)	(678)	(6,865)
Discoveries and extensions	12,981	58,129	7,763	30,432
Sales of reserves in place	(6,544)	(8,250)	(748)	(8,667)
Revisions of previous quantity estimates and other	564	14,296	3,712	6,660

Balance at December 31, 2015	34,142	155,423	18,437	78,483
Production	(4,001)	(13,959)	(956)	(7,284)
Purchases in place (1)	1,508	6,754	613	3,247
Discoveries and extensions	29,903	154,653	14,000	69,679
Sales of reserves in place	(73)	(966)	(10)	(244)
Revisions of previous quantity estimates and other	(3,680)	14,100	(3,794)	(5,124)

Balance at December 31, 2016	57,799	316,005	28,290	138,757

Proved Developed Reserves:
Balance at December 31, 2014	15,182	63,334	4,028	29,765
Balance at December 31, 2015	14,942	71,752	6,958	33,859
Balance at December 31, 2016	16,832	93,361	7,977	40,371
Proved Undeveloped Reserves:
Balance at December 31, 2014	16,162	39,814	4,360	27,158
Balance at December 31, 2015	19,200	83,671	11,479	44,624
Balance at December 31, 2016	40,967	222,644	20,313	98,386

(1)	Purchases in place includes 3.1 MMBoe of reserves related to the Contributed Wells from our Class B partner. See Note 9 — Related Party Transactions and Note 16 — Partners’ Capital (Deficit) for further details.

Capitalized Costs Relating To Oil And Natural Gas Producing Activities

	December 31,
	2016	2015
	(in thousands)
Capitalized costs:
Proved properties	$1,611,249	$1,345,482
Unproved properties	116,311	127,551

Total	1,727,560	1,473,033
Accumulated depreciation, depletion, amortization and impairment	(1,015,398)	(947,091)

Net capitalized costs	$712,162	$525,942

Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Costs incurred during the year:
Property acquisition costs
Unproved (1)	$66,788	$74,475	$33,787
Proved (2)	68,478	2,899	7,462
Exploration	28,480	34,275	59,201
Development (3)	165,796	146,299	341,594

	$329,542	$257,948	$442,044

(1)	Property acquisition costs in unproved properties in 2015 include the unevaluated leasehold portion of the Kingfisher leasehold acquisition of $46.6 million.
(2)	Property acquisition costs in the proved properties in 2016 include the Contributed Wells by our Class B partner to us of $65.7 million.
(3)	Includes asset retirement additions (revisions) of $1.9 million, ($0.3) million, and $4.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Components Of The Standardized Measure Of Discounted Future Net Cash Flows

	At December 31,
	2016	2015	2014
	(in thousands)
Future cash flows	$3,547,130	$2,395,128	$3,737,412
Future production costs	(1,811,683)	(860,600)	(991,149)
Future development costs	(709,738)	(403,953)	(450,659)
Future taxes on income	—	—	—

Future net cash flows	1,025,709	1,130,575	2,295,604
Discount to present value at 10 percent per annum	(467,101)	(500,979)	(877,558)

Standardized measure of discounted future net cash flows	$558,608	$629,596	$1,418,046

Base price for crude oil, per Bbl, in the above computation was:	$42.75	$50.28	$94.99
Base price for natural gas, per Mcf, in the above computation was:	$2.49	$2.58	$4.35

Components Of Changes In Standardized Measure Of Discounted Future Net Cash Flows

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance at beginning of year	$629,596	$1,418,046	$1,406,274
Sales of oil and natural gas, net of production costs	(124,610)	(147,906)	(320,130)
Changes in sales and transfer prices, net of production costs	(324,638)	(823,073)	(153,770)
Revisions of previous quantity estimates	(35,972)	53,101	(477,377)
Purchases of reserves-in-place	40,611	—	21,633
Sales of reserves-in-place	2,345	(244,251)	(107,414)
Current year discoveries and extensions	356,631	260,078	701,820
Changes in estimated future development costs	849	4,376	2,591
Development costs incurred during the year	8,363	42,420	161,357
Accretion of discount	62,960	141,805	140,627
Net change in income taxes	—	—	—
Change in production rate (timing) and other	(57,527)	(75,000)	42,435

Net change	(70,988)	(788,450)	11,772

Balance at end of year	$558,608	$629,596	$1,418,046